SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of assets

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

Schedule of estimated useful lives of intangible assets

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite